OPTIONS (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPTIONS (Details)
Risk-free Annual Interest Rate	1.12%	0.40%	1.39%
Current Stock Price	$ 2.88	$ 1.92	$ 0.06
Expected Annualized Volatility	100.00%	100.00%	100.00%
Expected Life (years)	5 years	5 years	5 years
Expected Annual Dividend Yield	0.00%	0.00%	0.00%
Exercise Price	$ 2.88	$ 2.25	$ 0.15